Stock-Based Compensation Plans (Schedule Of Other Data For Stock Options, Stock Awards And PSUs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation at the end of year	$ 23,900
Weighted average period over which unrecognized compensation to be recognized (years)	2 years 3 months 18 days
Actual income tax benefit realized	$ 17,271
Aggregate intrinsic value vested and expected to vest	173,650
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation at the end of year	$ 446
Weighted average period over which unrecognized compensation to be recognized (years)	4 months 24 days
Actual income tax benefit realized	$ 2,403
Aggregate intrinsic value vested and expected to vest	2,367
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation at the end of year	$ 3,716
Weighted average period over which unrecognized compensation to be recognized (years)	1 year 8 months 12 days
Actual income tax benefit realized	$ 3,195
Aggregate intrinsic value vested and expected to vest	$ 22,720